REPORT OF
INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of
Brookstone Dividend Stock
ETF Brookstone Growth
Stock ETF Brookstone Value
Stock ETF Brookstone
Intermediate Bond ETF
Brookstone Ultra-Short
Bond ETF Brookstone
Active ETF Brookstone
Opportunities ETF
Brookstone Yield ETF and
Board of Trustees of
Northern Lights Fund Trust
IV

In planning and performing
our audit of the financial
statements of Brookstone
Dividend Stock ETF
Brookstone Growth Stock
ETF Brookstone Value Stock
ETF Brookstone
Intermediate Bond ETF
Brookstone Ultra-Short
Bond ETF Brookstone
Active ETF Brookstone
Opportunities ETf
Brookstone Yield ETF (the
Funds), each a series of
Northern Lights Fund Trust
IV as of and for the period
ended May 31 2024 in
accordance with the
standards of the Public
Company Accounting
Oversight Board (United
States) (PCAOB) we
considered the Funds
internal control over
financial reporting,
including controls over
safeguarding securities as a
basis for designing our
auditing procedures for the
purpose of expressing our
opinion on the financial
statements and to comply
with the requirements of
Form N-CEN but not for the
purpose of expressing an
opinion on the
effectiveness of the Funds
internal control over
financial reporting.
Accordingly we express no
such opinion.

The management of the
Funds is responsible for
establishing and
maintaining effective
internal control over
financial reporting.  In
fulfilling this responsibility
estimates and judgments
by management are
required to assess the
expected benefits and
related costs of controls.  A
funds internal control over
financial reporting is a
process designed to
provide reasonable
assurance regarding the
reliability of financial
reporting and the
preparation of financial
statements for external
purposes in accordance
with generally accepted
accounting principles
(GAAP).  A funds internal
control over financial
reporting includes those
policies and procedures
that (1) pertain to the
maintenance of records
that in reasonable detail
accurately and fairly reflect
the transactions and
dispositions of the assets of
the fund (2) provide
reasonable assurance that
transactions are recorded
as necessary to permit
preparation of financial
statements in accordance
with GAAP and that
receipts and expenditures
of the fund are being made
only in accordance with
authorizations of
management and trustees
of the fund and (3) provide
reasonable assurance
regarding prevention or
timely detection of
unauthorized acquisition
use or disposition of a
funds assets that could
have a material effect on
the financial statements.

Because of its inherent
limitations, internal control
over financial reporting
may not prevent or detect
misstatements.  Also
projections of any
evaluation of effectiveness
to future periods are
subject to the risk that
controls may become
inadequate because of
changes in conditions or
that the degree of
compliance with the
policies or procedures may
deteriorate.

A deficiency in internal
control over financial
reporting exists when the
design or operation of a
control does not allow
management or employees
in the normal course of
performing their assigned
functions to prevent or
detect misstatements on a
timely basis.  A material
weakness is a deficiency or
combination of deficiencies
in internal control over
financial reporting such
that there is a reasonable
possibility that a material
misstatement of the Funds
annual or interim financial
statements will not be
prevented or detected on a
timely basis.

Our consideration of the
Funds internal control over
financial reporting was for
the limited purpose
described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal
control that might be
material weaknesses under
standards established by
the PCAOB.  However we
noted no deficiencies in the
Funds internal control over
financial reporting and its
operation including
controls over safeguarding
securities that we consider
to be a material weakness
as defined above as of May
31 2024.

This report is intended
solely for the information
and use of management
and the Board of Trustees
of the Funds and the
Securities and Exchange
Commission and is not
intended to be and should
not be used by anyone
other than these specified
parties.


COHEN & COMPANY LTD.
Philadelphia Pennsylvania
July 30 2024